UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

American Balanced Fund®
Investment portfolio

March 31, 2006
unaudited

Common stocks — 66.43%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 12.05%
Microsoft Corp.	33,550,000	$912,896
International Business Machines Corp.	9,850,000	812,329
Cisco Systems, Inc.[1]	30,500,000	660,935
Oracle Corp.[1]	41,000,000	561,290
Nokia Corp. (ADR)	21,000,000	435,120
Google Inc., Class A1	1,030,000	401,700
Intel Corp.	14,700,000	284,445
Analog Devices, Inc.	7,100,000	271,859
Applied Materials, Inc.	15,338,300	268,574
Motorola, Inc.	11,500,000	263,465
Hewlett-Packard Co.	7,500,000	246,750
First Data Corp.	3,500,000	163,870
QUALCOMM Inc.	3,000,000	151,830
Automatic Data Processing, Inc.	3,250,000	148,460
Texas Instruments Inc.	4,250,000	137,998
Dell Inc.[1]	4,500,000	133,920
EMC Corp.[1]	9,500,000	129,485
Yahoo! Inc.[1]	3,750,000	120,975
Electronic Data Systems Corp.	4,200,000	112,686
Agilent Technologies, Inc.[1]	3,000,000	112,650
Maxim Integrated Products, Inc.	1,397,800	51,928
		6,383,165

FINANCIALS — 11.21%
Citigroup Inc.	17,300,000	817,079
Berkshire Hathaway Inc., Class A1	7,440	672,204
Wells Fargo & Co.	9,025,000	576,427
Fannie Mae	9,500,000	488,300
Washington Mutual, Inc.	9,500,000	404,890
U.S. Bancorp	12,040,000	367,220
American International Group, Inc.	5,550,000	366,799
Société Générale	1,700,000	255,717
Bank of America Corp.	5,500,000	250,470
Bank of New York Co., Inc.	6,300,000	227,052
American Express Co.	4,000,000	210,200
St. Paul Travelers Companies, Inc.	4,750,000	198,502
Freddie Mac	3,000,000	183,000
SunTrust Banks, Inc.	2,200,000	160,072
ING Groep NV	4,002,421	158,154
Fifth Third Bancorp	4,000,000	157,440
Genworth Financial, Inc., Class A	4,500,000	150,435
Marsh & McLennan Companies, Inc.	4,100,000	120,376
Jefferson-Pilot Corp.[2]	1,700,000	99,764
Lincoln National Corp.	1,300,000	70,967
		5,935,068

HEALTH CARE — 8.18%
Eli Lilly and Co.	10,902,000	602,881
Abbott Laboratories	12,450,000	528,751
Medtronic, Inc.	8,100,000	411,075
AstraZeneca PLC (ADR)	6,065,000	304,645
Johnson & Johnson	4,810,000	284,848
Merck & Co., Inc.	8,000,000	281,840
Pfizer Inc	11,300,000	281,596
Sanofi-Aventis	2,600,000	247,390
Bristol-Myers Squibb Co.	10,000,000	246,100
Roche Holding AG	1,558,422	231,953
UnitedHealth Group Inc.	3,000,000	167,580
CIGNA Corp.	1,129,800	147,574
Amgen Inc.[1]	1,700,000	123,675
Aetna Inc.	2,459,800	120,875
McKesson Corp.	2,300,000	119,899
GlaxoSmithKline PLC	4,400,000	115,090
Schering-Plough Corp.	6,000,000	113,940
		4,329,712

INDUSTRIALS — 7.99%
General Electric Co.	22,200,000	772,116
Northrop Grumman Corp.	8,710,000	594,806
Tyco International Ltd.	15,940,000	428,467
United Technologies Corp.	6,630,000	384,341
Deere & Co.	4,198,750	331,911
Caterpillar Inc.	4,000,000	287,240
3M Co.	2,850,000	215,716
Lockheed Martin Corp.	2,600,000	195,338
Union Pacific Corp.	2,000,000	186,700
Emerson Electric Co.	2,000,000	167,260
Illinois Tool Works Inc.	1,700,000	163,727
United Parcel Service, Inc., Class B	1,850,000	146,853
Southwest Airlines Co.	6,835,000	122,962
Fluor Corp.	1,400,000	120,120
General Dynamics Corp.	1,760,000	112,605
		4,230,162

CONSUMER STAPLES — 6.72%
Wal-Mart Stores, Inc.	23,300,000	1,100,692
Altria Group, Inc.	11,200,000	793,632
PepsiCo, Inc.	6,800,000	392,972
Walgreen Co.	5,800,000	250,154
Avon Products, Inc.	5,700,000	177,669
Coca-Cola Co.	4,200,000	175,854
CVS Corp.	5,000,000	149,350
Unilever NV (New York registered)	1,850,000	128,057
Anheuser-Busch Companies, Inc.	2,800,000	119,756
H.J. Heinz Co.	2,750,000	104,280
General Mills, Inc.	2,000,000	101,360
Sara Lee Corp.	3,500,000	62,580
		3,556,356

CONSUMER DISCRETIONARY — 6.46%
Target Corp.	9,450,000	491,495
Time Warner Inc.	23,300,000	391,207
Lowe’s Companies, Inc.	5,600,000	360,864
Walt Disney Co.	12,800,000	356,992
Best Buy Co., Inc.	5,100,000	285,243
Toyota Motor Corp.	4,170,000	227,770
Home Depot, Inc.	5,300,000	224,190
Gannett Co., Inc.	2,600,000	155,792
TJX Companies, Inc.	6,000,000	148,920
Koninklijke Philips Electronics NV	4,250,000	143,673
Carnival PLC	2,850,000	140,178
Magna International Inc., Class A	1,750,000	132,458
General Motors Corp.	5,000,000	106,350
Sony Corp.	2,200,000	101,852
Carnival Corp., units	1,664,100	78,828
Viacom Inc.[1]	2,000,000	77,600
		3,423,412

ENERGY — 5.91%
Exxon Mobil Corp.	11,700,000	712,062
Royal Dutch Shell PLC, Class A (ADR)	11,000,000	684,860
ConocoPhillips	10,400,000	656,760
Chevron Corp.	9,600,000	556,512
Schlumberger Ltd.	2,100,000	265,797
Marathon Oil Corp.	1,885,000	143,581
TOTAL SA (ADR)	825,000	108,677
		3,128,249

MATERIALS — 3.50%
International Paper Co.	11,300,000	390,641
Alcoa Inc.	12,700,000	388,112
Weyerhaeuser Co.	4,090,000	296,239
E.I. du Pont de Nemours and Co.	6,500,000	274,365
Dow Chemical Co.	6,550,000	265,930
Rohm and Haas Co.	2,775,000	135,614
Alcan Inc.	2,200,000	100,606
		1,851,507

TELECOMMUNICATION SERVICES — 3.08%
BellSouth Corp.	14,750,000	511,087
AT&T Inc.	16,250,000	439,400
Sprint Nextel Corp.	17,000,000	439,280
Verizon Communications Inc.	4,000,000	136,240
Vodafone Group PLC	50,000,000	104,715
		1,630,722

UTILITIES — 0.64%
Exelon Corp.	2,800,000	148,120
PG&E Corp.	2,600,000	101,140
Dominion Resources, Inc.	1,300,000	89,739
		338,999

MISCELLANEOUS — 0.69%
Other common stocks in initial period of acquisition		364,496

Total common stocks (cost: $29,905,354,000)		35,171,848

Preferred stocks — 0.19%

FINANCIALS — 0.18%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[3,4]	14,425,000	15,669
HSBC Capital Funding LP 8.03% noncumulative preferred[4]	5,000,000	7,304
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[3,4]	5,000,000	7,253
ING Capital Funding Trust III 8.439% noncumulative preferred[4]	13,000,000	14,457
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[3,4]	7,000,000	7,239
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[3,4]	6,000,000	6,781
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	370,000	9,759
Fannie Mae, Series O, 7.065% preferred[3]	150,000	8,105
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	300,000	7,920
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	5,500,000	5,949
RBS Capital Trust I 4.709% noncumulative trust preferred[4]	4,500,000	4,173
ACE Ltd., Series C, 7.80% preferred depositary shares	103,335	2,707
		97,316

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		7,028

Total preferred stocks (cost: $94,713,000)		104,344

Convertible securities — 0.02%	Shares or Principal amount

FINANCIALS — 0.01%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	150,000	7,635

CONSUMER DISCRETIONARY — 0.01%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	94,700	2,845
General Motors Corp., Series B, 5.25% convertible debentures 2032	$3,645,000	2,368
		5,213

Total convertible securities (cost: $14,828,000)		12,848

	Principal amount	Market value
Bonds & notes — 29.24%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[5]— 8.53%
Fannie Mae, Series 2000-T5B, 7.30% 2010	$52,930	$56,904
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	45,487
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	15,296
Fannie Mae 4.89% 2012	30,000	29,120
Fannie Mae 6.00% 2013	515	522
Fannie Mae 4.00% 2015	33,548	31,636
Fannie Mae 6.00% 2016	1,049	1,063
Fannie Mae 6.00% 2016	591	599
Fannie Mae 6.00% 2017	4,319	4,378
Fannie Mae 6.00% 2017	3,416	3,462
Fannie Mae 6.00% 2017	3,196	3,239
Fannie Mae 6.00% 2017	1,189	1,205
Fannie Mae 5.00% 2018	26,085	25,510
Fannie Mae 5.00% 2018	4,998	4,887
Fannie Mae 5.00% 2018	3,127	3,056
Fannie Mae 5.50% 2018	27,736	27,615
Fannie Mae 11.00% 2018	720	820
Fannie Mae 5.50% 2019	4,945	4,924
Fannie Mae 11.00% 2020	302	334
Fannie Mae 10.50% 2022	630	698
Fannie Mae, Series 2001-4, Class NA, 10.298% 2025[4]	813	907
Fannie Mae 7.00% 2026	506	525
Fannie Mae 8.50% 2027	159	171
Fannie Mae 8.50% 2027	83	89
Fannie Mae 8.50% 2027	74	80
Fannie Mae 8.50% 2027	39	41
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,772	1,835
Fannie Mae 7.50% 2030	308	322
Fannie Mae 7.50% 2030	130	136
Fannie Mae 6.50% 2031	1,515	1,551
Fannie Mae 6.50% 2031	544	557
Fannie Mae 7.00% 2031	350	361
Fannie Mae 7.50% 2031	449	470
Fannie Mae 7.50% 2031	305	319
Fannie Mae, Series 2001-20, Class D, 11.063% 2031[4]	157	175
Fannie Mae 5.50% 2032	5,674	5,554
Fannie Mae 6.50% 2032	1,994	2,039
Fannie Mae 6.50% 2032	1,305	1,334
Fannie Mae 5.50% 2033	34,961	34,195
Fannie Mae 6.50% 2033	15,577	15,933
Fannie Mae 6.00% 2034	40,301	40,344
Fannie Mae 6.00% 2034	38,274	38,315
Fannie Mae 6.00% 2034	20,958	20,974
Fannie Mae 6.00% 2034	20,738	20,740
Fannie Mae 6.00% 2034	17,498	17,511
Fannie Mae 6.00% 2034	12,481	12,491
Fannie Mae 6.00% 2034	11,099	11,108
Fannie Mae 6.00% 2034	3,518	3,518
Fannie Mae 6.00% 2034	2,969	2,973
Fannie Mae 5.00% 2035	10,631	10,121
Fannie Mae 5.00% 2035	5,404	5,144
Fannie Mae 5.50% 2035	29,127	28,452
Fannie Mae 5.50% 2035	19,007	18,567
Fannie Mae 6.00% 2035	18,909	18,923
Fannie Mae 6.00% 2035	884	885
Fannie Mae 6.00% 2035	746	746
Fannie Mae 5.50% 2036	271,033	264,512
Fannie Mae 5.50% 2036	4,620	4,510
Fannie Mae 5.95% 2036[4]	21,880	21,979
Fannie Mae 5.965% 2036[4]	22,213	22,355
Fannie Mae 6.00% 2036	18,055	18,061
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	2,955	2,942
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,167	1,199
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,070	1,101
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,614	1,668
Freddie Mac, Series H009, Class A-2, 1.876% 2008[4]	3	3
Freddie Mac 8.50% 2008	6	6
Freddie Mac, Series SF02, Class GC, 2.64% 2009	10,000	9,708
Freddie Mac 4.00% 2015	58,570	54,909
Freddie Mac, Series 2310, Class B, 9.953% 2015[4]	348	378
Freddie Mac 5.00% 2018	28,461	27,798
Freddie Mac 10.00% 2018	558	621
Freddie Mac 8.50% 2020	436	464
Freddie Mac 8.50% 2020	47	50
Freddie Mac 6.50% 2032	505	516
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	6,351	6,570
Freddie Mac 5.00% 2035	54,996	52,315
Freddie Mac 5.00% 2035	54,694	52,028
Freddie Mac 5.00% 2035	17,036	16,205
Freddie Mac 5.00% 2035	5,679	5,402
Freddie Mac 5.50% 2035	27,362	26,716
Freddie Mac 5.50% 2035	27,204	26,562
Freddie Mac, Series 3061, Class PN, 5.50% 2035	20,408	20,236
Freddie Mac 6.00% 2035	33,685	33,708
Freddie Mac 6.00% 2035	22,334	22,349
Freddie Mac 6.00% 2036	158,245	158,349
Freddie Mac 6.00% 2036	42,903	42,931
Freddie Mac 6.00% 2036	30,166	30,186
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	16,443	16,307
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.618% 2035[4]	27,619	27,618
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	83,037	82,130
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	28,454	27,908
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	27,473	27,171
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	25,000	24,754
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	23,333	23,081
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	20,173	19,786
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	34,476	34,584
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	34,109	33,529
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 5.149% 2021[3,4]	16,919	16,919
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	6,067	6,081
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	5,217	5,245
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	5,079	5,129
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	6,365	6,458
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.678% 2034[4]	5,079	4,983
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,875	3,859
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	12,919	12,808
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	5,856	5,921
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	28,300	29,199
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	24,230	24,261
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	93,660	96,725
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	16,820
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	1,008	1,004
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,567
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	12,419
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,726
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	30,875	30,148
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	7,941	8,106
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	22,101	21,438
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	42,704	42,083
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	50,822	50,265
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	48,000	46,907
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	83,195	82,713
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.303% 2036[4]	41,165	41,548
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033	723	723
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	10,000	9,676
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	8,805	8,599
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[4]	25,000	24,757
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,582
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	18,326	17,647
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000	14,628
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	24,110
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,849
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	28,000	27,318
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.04% 2035[4]	30,440	30,434
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	64,906	64,926
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 6.00% 2036[4]	30,000	30,050
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	5,410	5,335
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[4]	6,749	6,586
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[4]	9,251	9,178
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[4]	3,801	3,763
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.342% 2033[4]	2,381	2,329
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[4]	7,401	7,204
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.583% 2034[4]	15,011	14,649
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.841% 2037[4]	33,967	33,694
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.078% 2045[4]	25,952	26,013
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.987% 2033[4]	12,578	12,254
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.124% 2033[4]	4,623	4,548
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.356% 2034[4]	27,428	26,517
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.385% 2034[4]	22,375	21,837
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.981% 2034[4]	18,452	18,132
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	20,000	19,253
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	84,500	87,739
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.806% 2036[4]	4,000	4,296
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	5,498	5,480
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.699% 2034[4]	50,110	48,673
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	45,387	44,522
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	9,894
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	38,609	37,446
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	45,575	45,241
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-1, 4.061% 2041	10,752	10,512
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	31,453
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	27,000	26,418
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	21,430	20,643
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	65,800	63,679
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3]	10,200	9,832
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	7,550	7,349
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500	20,292
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	1,705	1,720
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	53,934	55,974
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.459% 2033[4]	4,444	4,345
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.713% 2033[4]	4,667	4,570
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.848% 2033[4]	17,014	16,779
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.154% 2034[4]	15,633	15,484
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.72% 2035[4]	36,690	36,432
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	26,740	27,293
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	4,332	4,412
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	39,184	41,660
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,484
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	49,287	51,104
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	17,713	17,135
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	1,687	1,705
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	3,050	3,257
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	17,205	16,698
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	13,759
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	37,052
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	11,665	11,741
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,176
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	36,482
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	22,800	22,601
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[3]	13,000	12,887
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	15,000	14,889
Government National Mortgage Assn. 9.00% 2009	935	960
Government National Mortgage Assn. 10.00% 2020	530	598
Government National Mortgage Assn. 10.00% 2021	969	1,096
Government National Mortgage Assn. 4.00% 2035[4]	28,075	27,439
Government National Mortgage Assn. 4.00% 2035[4]	8,665	8,443
Government National Mortgage Assn. 4.00% 2035[4]	8,399	8,184
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	10,000	10,248
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[3]	31,139	30,432
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 6.00% 2036[4]	40,515	40,474
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.078% 2035[4]	16,868	16,886
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	23,377	23,095
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	38,709	38,256
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.892% 2036[4]	37,000	36,867
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	6,481	6,815
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.60% 2034[4]	29,769	29,275
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	4,161	4,138
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4]	8,500	8,214
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,679
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class A-I-7, 5.06% 2033	13,381	13,053
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[4]	5,144	4,983
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.109% 2035[4]	30,000	28,747
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	29,261	29,348
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.667% 2036[4]	28,900	28,705
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.941% 2035[4]	23,349	22,960
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	4,870	4,919
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16% 2035	2,835	2,829
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	9,000	9,199
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,307	4,132
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	19,355	20,806
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	3,034	3,098
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	8,058	8,102
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	9,107
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	16,250	16,128
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3]	4,000	3,998
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[4]	7,291	7,073
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[4]	7,031	6,929
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.117% 2034[4]	5,180	5,048
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,750	4,063
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,784
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[3]	16,749	16,735
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555	16,332
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	14,103	14,005
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[3]	4,829	5,005
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750	8,353
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.576% 2045[4]	12,864	12,993
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.998% 2036[4]	10,545	10,541
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.208% 2030[4]	10,000	10,425
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.33% 2034[4]	7,568	7,352
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	6,659	6,756
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[3]	5,802	6,028
Credit Suisse Mortgage Capital Trust, Series 2006-3, Class 1-A-4-A, 5.896% 2036	5,100	5,075
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[3]	4,920	5,054
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,375	4,287
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.781% 2035[4]	4,189	4,012
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,750	3,858
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,203
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	3,214	3,191
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	1,791	1,798
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.525% 2027[3,4]	1,672	1,695
		4,517,205

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 7.68%
U.S. Treasury 2.50% 2006	50,000	49,828
U.S. Treasury 3.50% 2006	500,000	495,820
U.S. Treasury 6.875% 2006	15,000	15,036
U.S. Treasury 3.125% 2007	40,000	39,241
U.S. Treasury 3.75% 2007	50,000	49,457
U.S. Treasury 3.875% 2007	100,000	98,727
U.S. Treasury 6.25% 2007	200,000	202,250
U.S. Treasury 6.625% 2007	150,000	152,801
U.S. Treasury 2.625% 2008	50,000	47,805
U.S. Treasury 3.625% 2008[6]	24,543	25,210
U.S. Treasury 4.75% 2008	20,000	19,958
U.S. Treasury 5.625% 2008	250,000	253,905
U.S. Treasury 3.625% 2009	293,250	282,643
U.S. Treasury 0.875% 2010[6]	20,930	19,822
U.S. Treasury 5.75% 2010	50,000	51,836
U.S. Treasury 3.50% 2011[6]	28,477	30,083
U.S. Treasury 5.00% 2011	25,000	25,203
U.S. Treasury 3.375% 2012[6]	66,990	70,998
U.S. Treasury 4.875% 2012	50,250	50,328
U.S. Treasury 10.375% 2012	8,000	8,681
U.S. Treasury 3.625% 2013	20,000	18,541
U.S. Treasury 4.25% 2013	177,000	170,253
U.S. Treasury 9.25% 2016	65,000	86,826
U.S. Treasury 8.875% 2017	180,000	240,356
U.S. Treasury 6.25% 2023	88,500	100,378
U.S. Treasury 2.481% 2025[6]	52,588	52,800
U.S. Treasury 6.875% 2025	233,250	284,819
U.S. Treasury 6.50% 2026	20,000	23,641
U.S. Treasury 5.25% 2029	155,000	159,166
U.S. Treasury 4.50% 2036	181,100	169,951
Fannie Mae 5.25% 2012	45,000	44,428
Fannie Mae 6.25% 2029	225,000	251,735
Freddie Mac 3.625% 2008	145,000	140,170
Freddie Mac 4.125% 2009	5,000	4,833
Freddie Mac 5.75% 2010	€3,000	3,945
Freddie Mac 5.50% 2011	$83,000	84,297
Freddie Mac 6.25% 2012	5,000	5,033
Federal Agricultural Mortgage Corp. 4.25% 2008	92,500	90,669
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	88,500	87,153
Federal Home Loan Bank 4.50% 2012	50,000	48,163
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[5]	10,161	9,582
		4,066,371

FINANCIALS — 4.21%
Washington Mutual, Inc. 5.625% 2007	4,750	4,759
Washington Mutual, Inc. 4.375% 2008	7,500	7,377
Washington Mutual, Inc. 4.00% 2009	12,500	12,076
Washington Mutual, Inc. 4.20% 2010	15,000	14,340
Washington Mutual, Inc. 5.00% 2012	4,000	3,865
Washington Mutual, Inc. 5.235% 2012[4]	17,000	16,981
Washington Mutual, Inc. 5.32% 2012[4]	20,000	20,075
Washington Mutual, Inc. 5.25% 2017	42,500	39,903
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[3,4]	90,500	88,006
AIG SunAmerica Global Financing XII 5.30% 2007[3]	3,000	2,997
AIG SunAmerica Global Financing VII 5.85% 2008[3]	7,750	7,837
International Lease Finance Corp. 3.75% 2007	3,235	3,166
International Lease Finance Corp. 4.35% 2008	19,500	18,997
International Lease Finance Corp., Series O, 4.55% 2009	15,000	14,571
International Lease Finance Corp. 5.00% 2010	5,000	4,909
International Lease Finance Corp. 5.00% 2012	10,000	9,629
International Lease Finance Corp. 5.875% 2013	12,850	12,944
American International Group, Inc. 5.05% 2015[3]	10,000	9,553
American General Finance Corp., Series I, 4.875% 2012	10,000	9,568
American General Finance Corp., Series I, 5.40% 2015	7,500	7,275
ILFC E-Capital Trust I 5.90% 2065[3,4]	35,000	34,002
Household Finance Corp. 6.50% 2008	7,000	7,201
Household Finance Corp. 4.125% 2009	20,000	19,174
Household Finance Corp. 4.75% 2009	7,500	7,368
Household Finance Corp. 6.375% 2011	17,500	18,179
Household Finance Corp. 6.75% 2011	5,000	5,269
Household Finance Corp. 6.375% 2012	21,000	21,791
Household Finance Corp. 7.00% 2012	5,000	5,351
HSBC Finance Corp. 4.625% 2010	13,000	12,548
HSBC Finance Corp. 5.50% 2016	15,000	14,682
Midland Bank 4.94% Eurodollar note (undated)[4]	4,000	3,460
CIT Group Inc. 3.65% 2007	16,280	15,866
CIT Group Inc. 5.50% 2007	10,000	10,030
CIT Group Inc. 4.00% 2008	4,000	3,894
CIT Group Inc. 3.375% 2009	18,000	17,023
CIT Group Inc. 6.875% 2009	11,500	12,009
CIT Group Inc. 7.75% 2012	18,500	20,416
CIT Group Inc. 5.40% 2013	31,000	30,460
J.P. Morgan Chase & Co. 4.50% 2010	10,000	9,631
J.P. Morgan Chase & Co. 6.625% 2012	4,500	4,736
J.P. Morgan Chase & Co. 5.75% 2013	4,000	4,032
J.P. Morgan Chase & Co. 4.891% 2015	42,100	40,929
Bank One Corp. 4.90% 2015	12,000	11,314
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.18% 2027[4]	7,500	7,157
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	2,750	2,883
USA Education, Inc. 5.625% 2007	31,995	32,095
SLM Corp., Series A, 3.95% 2008	7,500	7,253
SLM Corp., Series A, 4.00% 2009	8,000	7,696
SLM Corp., Series A, 4.50% 2010	5,500	5,254
SLM Corp., Series A, 5.375% 2013	13,000	12,842
SLM Corp., Series A, 5.375% 2014	10,000	9,772
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[3,4]	47,750	49,126
Société Générale 7.85% (undated)[3,4]	25,000	25,640
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	3,108
Mangrove Bay Pass Through Trust 6.102% 2033[3,4]	69,635	67,477
Bank of America Corp. 4.375% 2010	11,000	10,554
MBNA Corp., Series F, 5.00% 2010	5,000	4,929
MBNA America Bank, National Assn. 7.125% 2012	7,650	8,330
MBNA Corp., Series F, 6.125% 2013	3,500	3,621
BankAmerica Capital III, BankAmerica Corp., Series 3, 5.17% 2027[4]	22,500	21,848
MBNA Global Capital Funding, Series B, 5.48% 2027[4]	18,000	17,823
Prudential Insurance Co. of America 6.375% 2006[3]	3,075	3,086
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[3]	8,000	7,707
PRICOA Global Funding I 4.20% 2010[3]	16,000	15,310
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	13,818
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	19,500	23,789
HBOS PLC, Series B, 5.92% (undated)[3,4]	49,000	47,392
HBOS PLC 6.413% (undated)[3]	10,800	10,313
Bank of Scotland 7.00% (undated)[3,4]	4,225	4,313
ProLogis Trust 7.05% 2006	4,000	4,014
ProLogis 5.50% 2012	20,000	19,793
ProLogis 5.50% 2013	11,860	11,687
ProLogis 5.625% 2015[3]	25,000	24,488
CNA Financial Corp. 5.85% 2014	44,000	42,860
CNA Financial Corp. 7.25% 2023	13,000	13,668
EOP Operating LP 6.75% 2008	10,495	10,711
EOP Operating LP 4.65% 2010	29,500	28,248
EOP Operating LP 8.10% 2010	3,750	4,076
EOP Operating LP 6.75% 2012	4,125	4,305
EOP Operating LP 4.75% 2014	7,500	6,918
Developers Diversified Realty Corp. 3.875% 2009	16,500	15,734
Developers Diversified Realty Corp. 4.625% 2010	23,150	22,231
Developers Diversified Realty Corp. 5.50% 2015	13,000	12,537
ReliaStar Financial Corp. 8.00% 2006	9,250	9,383
ING Security Life Institutional Funding 2.70% 2007[3]	25,000	24,372
ING Groep NV 5.775% (undated)[4]	10,300	10,037
Kimco Realty Corp., Series C, 4.82% 2011	15,000	14,479
Kimco Realty Corp. 6.00% 2012	2,750	2,802
Kimco Realty Corp., Series C, 4.82% 2014	13,000	12,188
Kimco Realty Corp., Series C, 5.783% 2016	14,000	13,958
Citigroup Inc. 4.25% 2009	7,000	6,785
Citigroup Inc. 4.125% 2010	20,000	19,153
Citigroup Inc. 5.125% 2011	15,000	14,813
iStar Financial, Inc. 5.375% 2010	8,250	8,124
iStar Financial, Inc. 6.05% 2015	11,000	10,921
iStar Financial, Inc. 5.875% 2016	20,000	19,600
ACE INA Holdings Inc. 5.875% 2014	20,000	20,069
ACE Capital Trust II 9.70% 2030	13,055	17,432
Bank of Ireland 6.107% (undated)[3,4]	37,350	36,091
ERP Operating LP 4.75% 2009	6,730	6,596
ERP Operating LP 5.375% 2016	25,000	24,201
Simon Property Group, LP 4.875% 2010	20,000	19,489
Simon Property Group, LP 4.875% 2010	5,500	5,368
Simon Property Group, Inc. 5.375% 2011[3]	5,000	4,932
Liberty Mutual Group Inc. 6.50% 2035[3]	31,365	29,707
Wachovia Capital Trust III 5.80% (undated)	30,000	29,506
Wells Fargo & Co. 3.50% 2008	25,000	24,205
Wells Fargo & Co. 4.125% 2008	5,000	4,898
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[3,4]	28,500	28,101
U.S. Bancorp 4.40% 2008	25,000	24,557
BNP Paribas 5.186% noncumulative (undated)[3,4]	25,000	23,492
Barclays Bank PLC 8.55% (undated)[3,4]	19,725	22,217
Genworth Financial, Inc. 5.06% 2007[4]	22,000	22,048
Nationwide Life Insurance Co. 5.35% 2007[3]	6,000	6,002
North Front Pass Through Trust 5.81% 2024[3,4]	10,000	9,735
Nationwide Mutual Insurance Co. 7.875% 2033[3]	5,000	5,746
Zions Bancorporation 6.00% 2015	21,000	21,291
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[3]	21,000	20,996
Allstate Financial Global Funding LLC 5.25% 2007[3]	6,000	5,991
Allstate Financial Global Funding LLC 4.25% 2008[3]	14,225	13,896
Capital One Bank 4.875% 2008	20,000	19,808
Assurant, Inc. 5.625% 2014	20,000	19,684
UniCredito Italiano Capital Trust II 9.20% (undated)[3]	17,000	19,267
Hospitality Properties Trust 6.75% 2013	18,345	19,111
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	20,000	19,046
New York Life Global Funding 3.875% 2009[3]	13,500	13,010
New York Life Global Funding 4.625% 2010[3]	5,000	4,851
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	17,681
Downey Financial Corp. 6.50% 2014	16,880	16,856
American Express Co. 4.75% 2009	15,000	14,794
Resona Bank, Ltd. 5.85% (undated)[3,4]	15,000	14,582
Countrywide Home Loans, Inc., Series M, 4.125% 2009	15,000	14,349
Lazard Group LLC 7.125% 2015	12,875	13,398
United Dominion Realty Trust, Inc. 6.50% 2009	7,375	7,635
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,731
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	14,000	13,348
Principal Life Insurance Co. 3.20% 2009	14,000	13,283
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated)[4]	12,600	12,504
Federal Realty Investment Trust 6.125% 2007	4,000	4,029
Federal Realty Investment Trust 4.50% 2011	8,500	8,033
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated)[3,4]	10,670	10,614
Abbey National PLC 6.70% (undated)[4]	5,790	5,917
Abbey National PLC 7.35% (undated)[4]	4,500	4,557
Travelers Property Casualty Corp. 5.00% 2013	10,000	9,623
First Industrial, LP 6.875% 2012	8,625	9,009
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	7,500	7,328
National Westminster Bank PLC 7.75% (undated)[4]	7,000	7,227
City National Corp. 5.125% 2013	7,000	6,838
Brandywine Operating Partnership, LP 5.75% 2012	5,250	5,220
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,786
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,4]	4,000	4,191
Bank of Nova Scotia 5.125% 2085[4]	4,000	3,370
Den Norske CreditBank 5.06% (undated)[4]	3,000	2,680
Canadian Imperial Bank of Commerce 5.125% Eurodollar note 2085[4]	1,600	1,340
		2,229,480

ASSET-BACKED OBLIGATIONS[5]— 2.21%
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[3]	22,000	21,749
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,415
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	18,580	18,026
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	47,500	47,314
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	23,400	22,826
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	4,500	4,440
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	8,000	7,670
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	49,500	48,645
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	49,425	48,043
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	13,249
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.098% 2033[4]	5,275	5,282
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034	16,000	15,542
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.088% 2034[4]	20,215	20,255
CWABS, Inc., Series 2004-BC1, Class M-1, 5.318% 2034[4]	14,000	14,083
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	9,386	9,393
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	10,000	9,773
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	8,500	8,356
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.118% 2033[4]	789	790
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.048% 2035[4]	22,661	22,700
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	1,485	1,484
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	451	447
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[3]	9,998	9,834
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	11,484	11,278
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	18,000	17,792
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	9,000	9,000
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	9,905
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034	34,977	34,660
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[4]	10,000	9,728
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	17,150	16,724
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000	13,705
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[3]	11,410	11,247
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715% 2009[3]	5,881	5,833
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[3]	20,000	19,941
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 5.118% 2033[4]	9,500	9,517
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.318% 2034[4]	26,057	26,163
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[3]	36,230	35,084
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	32,720	32,097
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 5.108% 2034[4]	17,000	17,026
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.348% 2034[4]	15,000	15,053
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	15,000	14,850
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011	16,044	15,555
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 5.368% 2034[4]	30,000	30,358
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	29,550	29,113
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[3]	6,005	5,868
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	20,000	19,781
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500	24,779
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[3]	20,400	19,871
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	20,250	19,658
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4, 4.60% 2010	20,000	19,619
American Express Credit Account Master Trust, Series 2005-5, Class A, 4.789% 2013[4]	19,500	19,515
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.053% 2019[3,4]	17,500	17,500
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	2,514	2,496
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	2,327	2,271
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	12,000	11,661
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	15,898
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014[3]	15,661	15,263
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	15,000	14,625
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	14,705	14,374
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.399% 2016[4]	14,000	14,359
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250	14,043
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.218% 2034[4]	6,474	6,537
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.418% 2034[4]	5,169	5,196
Home Equity Asset Trust, Series 2004-2, Class M-1, 5.348% 2034[4]	11,000	11,061
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009[3]	10,500	10,443
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[3]	10,084	9,935
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	9,661	9,581
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	8,000	7,744
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 5.518% 2033[4]	4,965	4,977
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 6.018% 2033[4]	2,707	2,715
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 5.318% 2024[4]	7,541	7,558
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 4.898% 2035[4]	7,188	7,188
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 5.249% 2013[4]	7,000	7,062
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	6,150	6,063
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.128% 2035[4]	6,000	6,013
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	6,000	5,991
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	5,850	5,785
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	5,577	5,652
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	2,622	2,603
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	2,496	2,490
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.449% 2010[3,4]	5,000	5,031
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033	5,000	4,936
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.138% 2034[4]	4,337	4,343
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	4,346	4,335
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B, 5.299% 2011[4]	4,000	4,009
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	3,000	2,943
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	585	589
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008	1,221	1,227
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	1,221	1,206
Seawest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	986	974
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	874	863
		1,168,576

CONSUMER DISCRETIONARY — 1.78%
Ford Motor Credit Co. 6.75% 2008	2,700	2,512
Ford Motor Credit Co. 7.375% 2009	75,000	70,564
Ford Motor Credit Co. 6.17% 2010[4]	5,000	4,529
Ford Motor Credit Co. 7.875% 2010	49,000	45,976
Ford Motor Credit Co. 7.375% 2011	3,500	3,223
Comcast Cable Communications, Inc. 8.375% 2007	19,000	19,590
Comcast Cable Communications, Inc. 6.875% 2009	13,000	13,454
Comcast Corp. 5.45% 2010	25,000	24,747
Comcast Cable Communications, Inc. 6.75% 2011	15,000	15,609
Comcast Corp. 5.85% 2015	13,000	12,768
Comcast Corp. 6.50% 2015	20,750	21,295
TCI Communications, Inc. 8.75% 2015	2,670	3,129
Residential Capital Corp. 6.07% 2008[4]	14,500	14,681
Residential Capital Corp. 6.375% 2010	43,500	43,863
Residential Capital Corp. 6.00% 2011	15,000	14,896
AOL Time Warner Inc. 6.875% 2012	54,750	57,475
AOL Time Warner Inc. 7.625% 2031	13,000	14,203
Toll Brothers, Inc. 4.95% 2014	35,000	31,723
Toll Brothers, Inc. 5.15% 2015	39,000	35,357
Cox Communications, Inc. 7.75% 2006	10,000	10,073
Cox Communications, Inc. 4.625% 2010	25,000	23,986
Cox Communications, Inc. 7.75% 2010	15,000	16,057
Cox Communications, Inc. 5.45% 2014	15,500	14,721
Pulte Homes, Inc. 4.875% 2009	21,625	21,065
Pulte Homes, Inc. 7.875% 2011	10,000	10,815
Pulte Homes, Inc. 6.25% 2013	5,000	5,000
Pulte Homes, Inc. 5.20% 2015	10,000	9,246
Pulte Homes, Inc. 7.875% 2032	10,250	11,029
DaimlerChrysler North America Holding Corp. 6.40% 2006	7,065	7,073
DaimlerChrysler North America Holding Corp. 4.75% 2008	10,000	9,864
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,135
DaimlerChrysler North America Holding Corp. 4.875% 2010	7,250	6,994
DaimlerChrysler North America Holding Corp. 7.75% 2011	13,160	14,129
DaimlerChrysler North America Holding Corp. 6.50% 2013	9,155	9,325
News America Inc. 5.30% 2014	8,750	8,431
News America Inc. 6.40% 2035[3]	29,000	27,817
Johnson Controls, Inc. 5.50% 2016	36,000	34,977
May Department Stores Co. 3.95% 2007	12,000	11,753
May Department Stores Co. 4.80% 2009	20,000	19,607
Harrah’s Operating Co., Inc. 5.50% 2010	14,375	14,243
Harrah’s Operating Co., Inc. 5.75% 2017	14,000	13,284
Clear Channel Communications, Inc. 6.00% 2006	2,000	2,005
Clear Channel Communications, Inc. 4.625% 2008	15,000	14,735
Chancellor Media Corp. of Los Angeles 8.00% 2008	9,500	9,978
Centex Corp. 5.25% 2015	23,500	21,865
American Honda Finance Corp. 5.125% 2010[3]	20,500	20,221
Omnicom Group Inc. 5.90% 2016	20,000	19,726
Seminole Tribe of Florida 5.798% 2013[3,5]	16,750	16,386
MDC Holdings, Inc. 5.50% 2013	5,000	4,664
MDC Holdings, Inc. 5.375% 2015	13,000	11,722
Viacom Inc. 5.625% 2007	7,500	7,497
Viacom Inc. 7.70% 2010	8,000	8,565
Thomson Corp. 5.50% 2035	17,300	15,677
Marriott International, Inc., Series F, 4.625% 2012	14,945	14,034
Hyatt Equities, LLC 6.875% 2007[3]	12,760	12,940
Carnival Corp. 3.75% 2007	5,000	4,875
Lennar Corp. 5.95% 2013	4,000	3,949
Ryland Group, Inc. 5.375% 2012	2,750	2,604
		943,661

TELECOMMUNICATION SERVICES — 1.52%
Nextel Communications, Inc., Series E, 6.875% 2013	$74,923	$77,364
Nextel Communications, Inc., Series D, 7.375% 2015	68,862	72,271
Sprint Capital Corp. 7.625% 2011	11,000	11,908
Sprint Capital Corp. 6.875% 2028	5,000	5,174
SBC Communications Inc. 4.951% 2008[4]	13,750	13,785
SBC Communications Inc. 4.125% 2009	22,420	21,456
SBC Communications Inc. 6.25% 2011	15,000	15,408
SBC Communications Inc. 5.10% 2014	15,000	14,261
SBC Communications Inc. 5.625% 2016	25,000	24,370
SBC Communications Inc. 6.15% 2034	28,750	27,391
SBC Communications Inc. 6.45% 2034	40,000	39,499
BellSouth Corp. 4.20% 2009	25,000	24,006
BellSouth Corp. 4.75% 2012	18,750	17,782
BellSouth Corp. 6.00% 2034	27,500	25,732
BellSouth Capital Funding Corp. 7.875% 2030	51,500	58,806
Cingular Wireless LLC 5.625% 2006	5,000	5,013
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,353
AT&T Wireless Services, Inc. 8.125% 2012	45,230	50,847
Telecom Italia Capital SA, Series A, 4.00% 2008	20,000	19,283
Telecom Italia Capital SA 4.95% 2014	21,250	19,587
Telecom Italia Capital SA 5.25% 2015	22,000	20,507
Verizon Global Funding Corp. 7.25% 2010	30,000	31,886
Verizon Florida Inc., Series F, 6.125% 2013	4,310	4,274
Verizon Global Funding Corp. 7.75% 2030	18,200	20,165
Deutsche Telekom International Finance BV 5.75% 2016	40,000	39,149
Deutsche Telekom International Finance BV 8.75% 2030[4]	10,000	11,997
Koninklijke KPN NV 8.00% 2010	27,500	29,546
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	27,375	27,383
France Télécom 7.75% 2011[4]	20,000	21,865
PCCW-HKT Capital Ltd. 8.00% 2011[3,4]	15,000	16,214
ALLTEL Corp. 4.656% 2007	13,500	13,413
Singapore Telecommunications Ltd. 6.375% 2011[3]	10,000	10,402
		804,097

INDUSTRIALS — 0.89%
General Electric Capital Corp., Series A, 5.00% 2007	20,000	19,953
General Electric Capital Corp., Series A, 5.375% 2007	7,000	7,010
General Electric Capital Corp., Series A, 3.50% 2008	13,000	12,567
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,227
General Electric Co. 5.00% 2013	23,000	22,404
General Electric Capital Corp., Series A, 4.75% 2016[4]	20,000	20,057
Cendant Corp. 6.875% 2006	10,835	10,888
Cendant Corp. 6.25% 2008	11,750	11,892
Cendant Corp. 7.375% 2013	35,205	38,720
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[5]	5,000	5,054
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[5]	3,085	3,193
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[5]	300	311
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	3,090	3,115
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	6,203	6,281
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	13,127	13,309
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	1,919	1,959
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	223	224
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	16,106	17,112
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	602	645
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	28,434	29,411
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,5]	20,659	21,545
John Deere Capital Corp., Series D, 4.375% 2008	7,500	7,371
John Deere Capital Corp., Series D, 3.75% 2009	12,000	11,523
John Deere Capital Corp., Series D, 4.125% 2010	20,000	19,130
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014[3]	10,000	9,706
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[5]	6,685	6,933
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025[5]	19,211	18,929
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[5]	7,239	6,897
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[5]	8,163	8,380
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[5]	3,000	3,049
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[5]	15,650	16,665
Hutchison Whampoa International Ltd. 7.00% 2011[3]	3,500	3,682
Hutchison Whampoa International Ltd. 6.50% 2013[3]	21,500	22,117
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[3]	2,750	3,028
Northrop Grumman Corp. 4.079% 2006	25,000	24,825
Southwest Airlines Co. 6.50% 2012	9,500	9,725
Southwest Airlines Co. 5.25% 2014	12,500	11,987
Raytheon Co. 4.85% 2011	20,000	19,453
Canadian National Railway Co. 4.25% 2009	9,550	9,245
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	1,914	1,889
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[5]	1,809	1,792
		470,203

UTILITIES — 0.85%
MidAmerican Energy Holdings Co. 5.00% 2014	18,000	17,180
MidAmerican Energy Holdings Co. 6.125% 2036[3]	34,875	34,255
PSEG Power LLC 3.75% 2009	14,700	13,957
PSEG Power LLC 7.75% 2011	15,000	16,313
PSEG Power LLC 5.00% 2014	13,250	12,542
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	6,250	6,242
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	5,250	5,181
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,338
Dominion Resources, Inc., Series 2002-B, 6.25% 2012	23,250	23,695
Dominion Resources, Inc., Series E, 6.30% 2033	4,000	3,866
Exelon Corp. 4.45% 2010	20,000	19,112
Exelon Generation Co., LLC 6.95% 2011	19,520	20,628
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,041
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014	11,500	10,892
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	19,637
Ameren Corp. 4.263% 2007	12,150	11,993
Cilcorp Inc. 8.70% 2009	13,000	14,165
Union Electric Co. 5.40% 2016	5,000	4,896
Alabama Power Co., Series FF, 5.20% 2016	32,000	31,027
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-B, 4.768% 2009[4]	15,000	15,010
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	15,275
Duke Capital LLC 4.331% 2006	9,700	9,647
Duke Capital Corp. 6.25% 2013	10,000	10,266
Duke Capital Corp. 5.50% 2014	9,000	8,814
Scottish Power PLC 5.375% 2015	20,000	19,417
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000	14,746
Consolidated Edison Co. of New York, Inc., Series 2005-C, 5.375% 2015	4,000	3,928
American Electric Power Co., Inc. 5.75% 2007[4]	7,500	7,430
Appalachian Power Co., Series G, 3.60% 2008	9,000	8,677
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	14,726
SP PowerAssets Ltd. 3.80% 2008[3]	11,500	11,092
Constellation Energy Group, Inc. 6.125% 2009	8,750	8,911
Oncor Electric Delivery Co. 6.375% 2012	8,600	8,846
NiSource Finance Corp. 6.15% 2013	6,000	6,120
Kern River Funding Corp. 4.893% 2018[3,5]	6,104	5,912
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	5,365	5,298
		452,075

INFORMATION TECHNOLOGY — 0.37%
Electronic Data Systems Corp. 7.125% 2009	5,795	6,092
Electronic Data Systems Corp., Series B, 6.50% 2013[4]	63,250	64,414
Electronic Data Systems Corp. 7.45% 2029	26,594	28,299
Cisco Systems, Inc. 5.25% 2011	59,500	59,055
Oracle Corp. 5.00% 2011[3]	30,000	29,332
Motorola, Inc. 5.22% 2097	10,314	8,093
		195,285

MATERIALS — 0.36%
International Paper Co. 5.85% 2012	67,445	67,112
International Paper Co. 5.50% 2014	13,000	12,485
Norske Skogindustrier ASA 7.625% 2011[3]	22,950	23,834
Norske Skogindustrier ASA 6.125% 2015[3]	33,850	31,422
Alcan Inc. 5.20% 2014	35,000	33,788
Weyerhaeuser Co. 7.375% 2032	10,000	10,710
SCA Coordination Center NV 4.50% 2015[3]	6,750	5,959
Packaging Corp. of America 4.375% 2008	4,000	3,891
		189,201

HEALTH CARE — 0.27%
Cardinal Health, Inc. 6.75% 2011	7,750	8,126
Cardinal Health, Inc. 4.00% 2015	50,000	43,864
Cardinal Health, Inc. 5.85% 2017	15,000	14,842
Amgen Inc. 4.00% 2009	21,000	20,101
Wyeth 5.50% 2016	17,000	16,726
Humana Inc. 7.25% 2006	14,900	14,964
UnitedHealth Group Inc. 3.75% 2009	15,000	14,386
Aetna Inc. 7.875% 2011	10,000	10,996
		144,005

ENERGY — 0.23%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	11,035	10,663
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	22,000	21,010
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	20,000	19,124
Energy Transfer Partners, LP 5.65% 2012[3]	8,435	8,303
Energy Transfer Partners, LP 5.95% 2015	8,885	8,821
Enterprise Products Operating LP 6.875% 2033	15,000	15,371
Sunoco, Inc. 4.875% 2014	15,000	14,149
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,5]	10,861	10,667
Devon Financing Corp., ULC 6.875% 2011	10,000	10,614
OXYMAR 7.50% 2016[3,5]	4,000	4,240
		122,962

MUNICIPALS — 0.20%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	43,070	46,585
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	19,905	19,558
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,660	14,455
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	10,835	11,154
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,930	4,930
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds, Series 2005-B, FGIC insured, 4.06% 2010	5,000	4,750
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	2,500	2,499
		103,931

CONSUMER STAPLES — 0.10%
CVS Corp. 6.117% 2013[3,5]	9,541	9,654
CVS Corp. 5.298% 2027[3,5]	6,927	6,549
Tyson Foods, Inc. 6.60% 2016	14,000	13,853
Unilever Capital Corp. 5.90% 2032	10,000	9,832
Molson Coors Capital Finance ULC 4.85% 2010	10,000	9,728
Costco Wholesale Corp. 5.50% 2007	4,750	4,748
		54,364

NON-U.S. GOVERNMENT — 0.02%
State of Qatar 9.75% 2030	5,000	7,350

MISCELLANEOUS — 0.02%
Other bonds & notes in initial period of acquisition		10,888

Total bonds & notes (cost: $15,739,962,000)		15,479,654

Short-term securities — 4.37%

Variable Funding Capital Corp. 4.56%-4.77% due 4/17-5/22/2006[3]	218,500	217,705
Variable Funding Capital Corp. 4.65% due 5/12/2006[3,7]	25,100	24,968
Park Avenue Receivables Co., LLC 4.65%-4.67% due 4/12-5/9/2006[3]	156,057	155,639
Preferred Receivables Funding Corp. 4.78% due 5/18/2006[3]	50,338	50,017
Fannie Mae 4.52%-4.664% due 5/8-6/14/2006[7]	188,900	187,612
Clipper Receivables 4.53%-4.76% due 4/6-5/17/2006[3]	165,700	165,081
Bank of America Corp.4.42%-4.81% due 4/5-6/16/2006[7]	121,800	121,351
Ranger Funding Co. LLC 4.59% due 4/11/2006[3]	41,264	41,206
Freddie Mac 4.42%-4.74% due 4/10-6/27/2006[7]	154,700	153,218
Three Pillars Funding, LLC 4.66%-4.85% due 4/3-4/27/2006[3]	151,300	151,029
CAFCO, LLC 4.63% due 5/3/2006[3]	80,000	79,678
Ciesco LLC 4.76% due 6/2/2006[3]	50,000	49,595
Citigroup Funding Inc. 4.61% due 5/4/2006	8,700	8,664
FCAR Owner Trust I 4.71%-4.77% due 4/12-5/4/2006	100,000	99,698
Federal Home Loan Bank 4.49%-4.68% due 4/19-6/16/2006[7]	91,840	91,254
General Electric Capital Services, Inc. 4.63% due 5/1/2006	50,000	49,807
Edison Asset Securitization LLC 4.79% due 5/31/2006[3]	30,000	29,765
Procter & Gamble Co. 4.52%-4.62% due 4/7-4/21/2006[3]	75,000	74,843
American General Finance Corp. 4.78% due 5/25/2006	40,000	39,708
International Lease Finance Corp. 4.54% due 4/18/2006	33,043	32,971
Atlantic Industries 4.54% due 5/5/2006[3,7]	50,000	49,786
Atlantic Industries 4.51% due 4/11/2006[3]	21,000	20,971
Wells Fargo Bank, N.A. 4.68%-4.71% due 5/2-5/5/2006	65,000	65,000
Concentrate Manufacturing Co. of Ireland 4.57%-4.70% due 4/11-4/25/2006[3]	60,800	60,654
Gannett Co. 4.57% due 4/26/2006[3]	56,400	56,214
DuPont (E.I.) de Nemours & Co. 4.63% due 5/12/2006[3]	50,000	49,730
IBM Capital Inc. 4.70% due 6/9/2006[3,7]	50,000	49,547
ChevronTexaco Funding Corp. 4.60% due 5/9/2006	25,000	24,875
USAA Capital Corp. 4.57% due 5/15/2006[7]	25,000	24,856
NetJets Inc. 4.55% due 4/18/2006[3]	20,000	19,954
Hershey Co. 4.60% due 5/5/2006[3]	19,500	19,413
Cloverleaf International Holdings, SA 4.73% due 4/12/2006[3]	17,800	17,772
Scripps (E.W.) Co. 4.63% due 5/11/2006[3]	15,000	14,921
Wm. Wrigley Jr. Co. 4.75% due 6/20/2006[3,7]	15,000	14,841

Total short-term securities (cost: $2,312,317,000)		2,312,343

Total investment securities (cost: $48,067,174,000)		53,081,037
Other assets less liabilities		(132,553)

Net assets		$52,948,484

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of directors.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,481,839,000, which represented 6.58% of the net assets of the fund.
4 Coupon rate may change periodically.
5 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,842,655
Gross unrealized depreciation on investment securities	(831,611)
Net unrealized appreciation on investment securities	5,011,044
Cost of investment securities for federal income tax purposes	48,069,993

MFGEFP-911-0506-S4547

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: May 26, 2006

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and PFO

Date: May 26, 2006